Equity Transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2011 7.125% Series H Cumulative Redeemable Preferred Stock [Member]	Dec. 31, 2011 7.125% Series H Cumulative Redeemable Preferred Stock [Member]	Sep. 30, 2006 4.875% Series G Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2011 4.875% Series G Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2010 4.875% Series G Cumulative Convertible Preferred Stock [Member]	Jun. 30, 2011 7.875% Series B Cumulative Redeemable Preferred Units [Member]	Jun. 30, 2011 7.8125% Series F Preferred Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]
Class of Stock [Line Items]
Cumulative dividend rate (in hundredths)		7.125%		4.875%		7.875%	7.8125%
Issue date		April 2011		July 2006
Outstanding (in shares)		2,950,000		178,249
Liquidation preference		$ 73,750		$ 4,456	$ 4,500
Shares issued (in shares)	2,950,000							2,500,000	2,400,000	2,700,000
Issue price (in dollars per share)	$ 25.00							$ 133.29
Net proceeds	71,200							323,900	251,400	198,500
Beginning date of called period	Apr. 13, 2016
Liquidation value						80,000	25,000
Excess of cash paid over carrying value						1,000	900
Number of shares sold (in shares)			5,980,000
Gross proceeds from sale of shares			$ 149,500
Conversion rate into shares of common stock (in shares)			0.1830
Liquidation preference per share (in dollars per share)			$ 25
Initial conversion price per share of common stock (in dollars per share)			$ 136.62
Beginning date that Company may cause conversion into common stock.			Jul. 31, 2011